Long Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Components of Long-Term Debt and Lines of Credit

Long-term debt and other obligations consisted of the following at March 31, 2013 and December 31, 2012:

($ in Thousands)	March 31, 2013 (Unaudited)	December 31, 2012
8.875% Senior Notes Due 2020	$250,000	$250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Line of Credit(a)	0	0
Capital Leases and Other Obligations(a)	3,012	2,677

Total Debts	251,308	250,935
Less Current Portion of Long-Term Debt(b)	(1,845)	(1,686)

Total Long-Term Debt	$249,463	$249,249

(a)

The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. Loans made under the Senior Credit Facility mature on March 27, 2018, and in certain circumstances, we may be required to prepay the loans. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2013 was approximately 3.2%.

(b)	Included in Accounts Payable on our Consolidated Balance Sheets.